Summary of significant accounting policies - Property and equipment and Intangible assets (Details)	Dec. 31, 2023
Software
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Software license rights
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Patent
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Trademarks
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years
Machinery and electronic equipment | Minimum
Summary of significant accounting policies
Property and equipment, estimated useful life	3 years
Machinery and electronic equipment | Maximum
Summary of significant accounting policies
Property and equipment, estimated useful life	10 years
Transportation vehicles
Summary of significant accounting policies
Property and equipment, estimated useful life	4 years
Office and other equipment
Summary of significant accounting policies
Property and equipment, estimated useful life	5 years